Document and Entity Information	12 Months Ended
Dec. 31, 2015 USD ($) shares
Document And Entity Information [Abstract]
Document Type	40-F
Document period end date	Dec. 31, 2015
Amendment flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Current fiscal year end date	--12-31
Entity central index key	0001318220
Entity current reporting status	Yes
Entity filer category	Large Accelerated Filer
Entity registrant name	Progressive Waste Solutions Ltd.
Trading Symbol	BIN
Entity voluntary filers	No
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding | shares	108,806,684
Entity public float | $	$ 2,562,397,408